Average Annual Total Returns - American Funds Growth Allocation Portfolio	Apr. 30, 2021
Dow Jones Moderately Aggressive Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	14.14%
5 Years	11.08%
10 Years	8.94%
Class B
Average Annual Return:
1 Year	17.34%
5 Years	12.84%
10 Years	10.50%
Class C
Average Annual Return:
1 Year	16.93%
5 Years	12.49%
10 Years	10.16%